As filed with the Securities and Exchange Commission on April 15, 2013
File Nos. 33-85242 and 811-08822

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D C 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 25	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 26	[X]
(Check appropriate box or boxes)

CAPITAL MANAGEMENT INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

140 Broadway
New York, New York 10005
(Address of Principal Executive Offices)

888-626-3863
(Registrant’s Telephone Number, including Area Code)

Matrix 360 Administration, LLC.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090-1904
(Name and Address of Agent for Service)

With copy to:
Thomas W. Steed, III, Esq.
Kilpatrick Townsend & Stockton LLP
4208 Six Forks Road, Suite 1400
Raleigh, North Carolina 27609

Approximate Date of Proposed Public Offering:	As soon as practicable after the
Effective Date of this Registration Statement

It is proposed that this filing will become effective:  (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on ________ (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ________ (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2) or
[ ]	on ________ (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE
This Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 24 filed April 1, 2013 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 25 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Willow Grove, and State of Pennsylvania on this 15th day of April, 2013.

CAPITAL MANAGEMENT INVESTMENT TRUST

By:	/s/ David F. Ganley
David F. Ganley, Secretary
and Assistant Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 25 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	April 15, 2013
Lucius E. Burch, Trustee	Date

*	April 15, 2013
Paul J. Camilleri, Trustee,	Date

*	April 15, 2013
Ralph J. Scarpa, President,	Date
Principal Executive Officer, and
Principal Financial Officer

*	April 15, 2013
David V. Shields, Trustee	Date

*	April 15, 2013
Joseph V. Shields, Trustee and Chairman	Date

*	April 15, 2013
Anthony J. Walton, Trustee	Date

/s/ Larry E. Beaver, Jr.		April 15, 2013
Larry E. Beaver, Jr., Treasurer and Assistant		Date
Secretary

/s/ David F. Ganley		April 15, 2013
David F. Ganley., Secretary and Assistant Treasurer

*By:	/s/ David F. Ganley	April 15, 2013
	David F. Ganley	Date
Secretary and Assistant Treasurer
Attorney-in-Fact

INDEX TO EXHIBITS

(FOR POST-EFFECTIVE AMENDMENT NO. 25 TO ITS REGISTRATION STATEMENT)

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase